GUARDIAN VARIABLE PRODUCTS TRUST
(the “Trust”)

Supplement dated December 21, 2022

to the Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”)

dated May 1, 2022, as supplemented

All Funds:

Effective December 31, 2022 (the “Effective Date”), Lisa K. Polsky will no longer serve as a Trustee of the Trust. Accordingly, all references to Ms. Polsky in the SAI are hereby deleted as of the Effective Date.

Effective January 1, 2023, the following disclosure is added to the SAI at the end of the first paragraph under the heading “Brokerage and Research Services”:

Each Fund is authorized to participate in a commission recapture program with respect to transactions in equity securities. Under the program, the Manager has instructed the relevant Subadviser to (or the Manager itself may) direct a Fund’s brokerage transactions in equity securities, subject to the Subadviser’s (or the Manager’s) best execution obligations, to a broker-dealer that has agreed to rebate a portion of commissions earned on the Fund’s portfolio transactions to the particular Fund from which they were generated.

Guardian Select Mid Cap Core VIP Fund only:

As of the Effective Date, Robert Stansky will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Mr. Stansky in the Prospectus, Summary Prospectus and SAI are hereby deleted as of the Effective Date.

Guardian U.S. Government Securities VIP Fund only:

The table in the Fund’s Prospectus and Summary Prospectus under the heading “Average Annual Total Returns (for the periods ended December 31, 2021)” is hereby deleted and replaced by the following:

Fund	Inception	1 Year	Since Inception
Guardian U.S. Government Securities VIP Fund	10/21/2019	-2.47%	1.22%
Bloomberg US Intermediate Government/Mortgage Total Return Index* (reflects no deduction for fees, expenses or taxes)		-1.39%	1.68%
Bloomberg Intermediate US Government Bond Index (reflects no deduction for fees, expenses or taxes)		-1.69%	1.82%

* The Bloomberg US Intermediate Government/Mortgage Total Return Index (the “Total Return Index”) replaced the Bloomberg Intermediate US Government Bond Index as the Fund’s primary benchmark as of October 1, 2022. The Total Return Index was selected to align more closely with the Fund’s investment strategy and portfolio holdings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.